REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
REVENUES
Schedule of disaggregation of revenue

	For the Years Ended December 31,
	2021	2020
Campus Revenue
– Sale of goods	$3,102,210	$1,280,320
– Rendering of services.	—	735,246
Campus sub-total	3,102,210	2,015,566
Education Revenue
– Digital.	9,676,052	5,298,227
– In-Person.	—	319,983
Education sub-total	9,676,052	5,618,210
Total Revenue	$12,778,262	$7,633,776